Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Carrying Value, Fair Value And Hierarchy Of Financial Instruments

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual fund investments of deferred compensation plans held in trust	$31,629	$31,629	$-	$-
Long-term debt	166,784	175,755	-	-